Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PENN SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2014
Penn Series International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the International Equity Fund (the “Fund”) is to achieve capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect an increase in the Fund’s Investment Advisory Fee approved by Fund shareholders on February 13, 2014 and a reduction of certain Other Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, such as common stocks, preferred stocks, convertible bonds, and warrants. The Fund will invest primarily in companies operating in the countries in Europe and the Pacific Basin. The countries include the eleven Euro-zone countries (France, Germany, Italy, Spain, Portugal, Finland, Ireland, Belgium, the Netherlands, Luxembourg and Austria), the United Kingdom, Denmark, Sweden, Switzerland, Norway, Japan, Hong Kong, Australia, New Zealand and Singapore. The Sub-Adviser employs bottom-up stock and business analysis to identify high-quality growth companies. Typically, these companies tend to be well managed with the following attributes: consistent operating histories and financial performance; favorable long-term economic prospects; free cash flow generation; and competent management that can be counted on to use cash flow wisely, and channel the reward from the business back to its shareholders. The Sub-Adviser’s goal is to construct a portfolio of high-quality growth companies in the developed markets of Europe and the Pacific Basin. With approximately 50-70 stocks, the Fund seeks to be well diversified and will have investments in at least 10 countries and 5 sectors at all times. The Fund may invest in securities of companies in emerging and developing markets. The Fund may, but is not required to, undertake hedging activities and may invest in certain instruments, such as forward currency exchange contracts, and may use certain techniques to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Equity Risk.  The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Foreign Investment Risk.  The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Emerging Markets Risk.  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries.

Currency Risk.  As a result of the Fund’s investments in securities denominated in, and/or receiving revenue denominated in, foreign currencies, the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Investment Style Risk.  The Fund is subject to the risk that its principal market segment, international equity securities, may underperform compared to other market segments or the equity markets as a whole.

Convertible Securities Risk.  The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be subject to prepayment risk similar to fixed income securities.

Preferred Stock Risk.  Preferred stocks are sensitive to interest rate changes, and are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk similar to fixed income securities.

Warrant Risk.  Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Derivatives Risk.  The Fund’s use of forwards is subject to market risk, leverage risk, correlation risk, liquidity risk, credit risk and valuation risk. Liquidity risk is described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Leverage risk is the risk that the use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is the risk that the counterparty to a derivatives contract will default or otherwise become unable to honor a financial obligation. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the Fund to lose more than the principal amount invested.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

		An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of international investing in the hope of realizing capital appreciation while diversifying their investment portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
20.28%	-19.10%
12/31/2004	9/30/2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for Periods Ended December 31, 2013)
Penn Series International Equity Fund | International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	$ 1,398
2004	rr_AnnualReturn2004	30.01%
2005	rr_AnnualReturn2005	16.77%
2006	rr_AnnualReturn2006	30.34%
2007	rr_AnnualReturn2007	20.05%
2008	rr_AnnualReturn2008	(41.28%)
2009	rr_AnnualReturn2009	21.74%
2010	rr_AnnualReturn2010	11.08%
2011	rr_AnnualReturn2011	0.91%
2012	rr_AnnualReturn2012	21.06%
2013	rr_AnnualReturn2013	5.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.10%)
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	11.85%
10 Years	rr_AverageAnnualReturnYear10	9.34%
Penn Series International Equity Fund | MSCI EAFE Index (reflects no deduction for expenses and taxes and is gross of withholding taxes on foreign dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.29%
5 Years	rr_AverageAnnualReturnYear05	12.96%
10 Years	rr_AverageAnnualReturnYear10	7.39%

[1]	The expense information in the table has been restated to reflect an increase in the Fund's Investment Advisory Fee approved by Fund shareholders on February 13, 2014 and a reduction of certain Other Expenses.